STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Equity [Abstract]
For the year ended January 31 ,2021 the Company issued the following warrants:

For the quarter ended April 30, 2022 the Company issued warrants to purchase 265,000 common shares along with debt to various lenders as well as warrants to acquire 45,000 common shares as penalty interest. The table below provides the significant estimates used that resulted in the Company determining the relative fair value of the 265,000 warrants at $1,064,965, which has been recorded as a debt discount and the 45,000 warrants at $315,150 which has been recorded as interest both with corresponding adjustments to paid-in capital.

Expected volatility	1,686-2,186%
Exercise price	$5.50 -$15.00
Stock price	$5.40-$9.49
Expected life	3-5 years
Risk-free interest rate	1.76%-2.94%
Dividend yield	0%

For the year ended January 31 ,2021 the Company issued the following warrants:

On July 27, 2021, the Company issued a warrant to Triton Funds LP (“Triton”) to acquire 30,000 shares of the Company’s common stock as part of the Common Stock Purchase Agreement with Triton which allows Triton to purchase shares of our common stock and which was included in the Registration Statement on Form S-1 the Company filed on August 5, 2021 and which went effective on August 18, 2021. The table A below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $600,000, which has been recorded as a deferred offering cost. At January 31,2022 the Company recorded $530,370 of the deferred offering costs against the total net proceeds received in paid -in capital, with the remaining $69,630 charged as interest expense.

At January 31, 2022 deferred offering cost are $23,000, related to an upcoming registration statement.

Table A

Expected volatility	2181%
Exercise price	$21.10
Stock price	$20.00
Expected life	3 years
Risk-free interest rate	0.37%
Dividend yield	0%

On August 26, 2021, the Company issued an option to a consultant to acquire 25,000 shares of the Company’s common stock. The table B-1 below provides the significant estimates used that resulted in the Company determining the fair value of the option at $512,500, which has been recorded as consulting fees.

Table B-1

Expected volatility	2,174%
Exercise price	$15.00
Stock price	$20.50
Expected life	3 years
Risk-free interest rate	0.46%
Dividend yield	0%

On October 14, 2021, the Company issued an option to the CEO to acquire 50,000 shares of the Company’s common stock. The table B-2 below provides the significant estimates used that resulted in the Company determining the fair value of the option at $585,000, which has been recorded as consulting fees.

Table B-2

Expected volatility	2,644%
Exercise price	$15.00
Stock price	$11.70
Expected life	2 years
Risk-free interest rate	0.36%
Dividend yield	0%

On January 27,2022, the Company issued a warrant to a lender to acquire 30,000 shares of the Company’s common stock. The table C below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $276,000, which has been recorded as interest.

Table C

Expected volatility	1,885%
Exercise price	$15.00
Stock price	$9.20
Expected life	3 years
Risk-free interest rate	1.43%
Dividend yield	0%

On November 12, 2021 as part of a loan agreement referred to in Note 9 issued warrant to purchase 90,000 common shares with a five year maturity and an exercise price of $15.00, and an additional warrant to purchase 90,000 common shares with a five year maturity and an exercise price of $15.00 to be cancelled and extinguished if the note is repaid on or prior to maturity.

The table D below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $2,073,053.

Table D

Expected volatility	304% - 311%
Exercise price	$15.00
Stock price	$9.00 - $18.80
Expected life	5 years
Risk-free interest rate	1.43%
Dividend yield	0%

For the year ended January 31 ,2021 the Company issued the following warrants:

● a warrant to acquire 95,000 shares of stock as part of a debt settlement transaction. The Warrant gives the holder the right to cash settle the warrants if a fundamental transaction as defined in the warrants occurs. However, a member of management and shareholder of the Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur. The Company currently is not considering any fundamental transactions. Based on the above the Company used a Black Scholes model to record the value of the warrant. The warrants having a fair value of $351,500 was included as part of the consideration in the above mentioned debt settlement transaction with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

● warrants to a broker to acquire 550 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

Table A

Expected volatility	415.5% - 506.8%
Exercise price	$4.00 - $45.00
Stock price	$3.70 - $27.00
Expected life	3 - 5 years
Risk-free interest rate	0.19% - 0.39%
Dividend yield	0%

The Company had the following options and warrants outstanding at January 31, 2022:

The Company had the following fully vested warrants outstanding at April 30,2022:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	95,000	08/28/2020	08/28/2023	$4.00 per share	N	N
Broker	250	10/11/2020	10/11/2025	$45.00 per share	N	N
Broker	300	11/25/2020	11/25/2025	$30.00 per share	N	N
Triton	30,000	07/27/2021	07/27/2024	$21.10 per share	N	N
Consultant	25,000	08/26/2021	08/26/2024	$15.00 per share	N	N
Lender	90,000	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	90,000*	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	30,000	1/27/2022	1/27/2025	$15.00 per share	N	N
Lender	120,000	2/14/2022	2/14/2027	$15.00 per share	N	N
Lender	35,000	2/25/2022	2/25/2027	$15.00 per share	N	N
Lender	15,000	2/25/2022	2/25/2027	$15.00 per share	N	N
Lender	20,000	3/9/2022	3/9/2027	$15.00 per share	N	N
Lender	20,000	3/9/2022	3/9/2027	$15.00 per share	N	N
Lender	11,000	4/22/2022	4/22/2027	$15.00 per share	N	N
Lender	44,000	4/22/2022	4/22/2027	$15.00 per share	N	N
Lender	15,000	2/26/2022	2/26/2025	$5.40 per share	N	N
Lender	15,000	3/28/2022	3/28/2025	$7.50 per share	N	N
Lender	15,000	4/27/2022	4/27/2025	$6.99 per share	N	N

__________

*	These warrants are extinguished if Company repays note by 11/12/2022 maturity.

The Company had the following options and warrants outstanding at January 31, 2022:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	95,000	08/28/2020	08/28/2023	$4.00 per share	N	N
Broker	250	10/11/2020	10/11/2025	$45.00 per share	N	N
Broker	300	11/25/2020	11/25/2025	$30.00 per share	N	N
Triton	30,000	07/27/2021	07/27/2024	$21.10 per share	N	N
Consultant	25,000	08/26/2021	08/26/2024	$15.00 per share	N	N
Lender	90,000	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	90,000*	11/12/2021	11/12/2026	$15.00 per share	N	N
Lender	30,000	1/27/2022	1/27/2025	$15.00 per share	N	N
*	These warrants are extinguished if Company repays note by 11/12/2022 maturity.

The Company had the following fully vested options outstanding at January 31, 2022:

The Company had the following fully vested options outstanding at April 30, 2022:

Issued To	# Options	Dated	Expire	Strike Price	Expired	Exercised
T. Armes	50,000	10/14/2021	10/14/2023	$15.00 per share	N	N

The Company had the following fully vested options outstanding at January 31, 2022:

Issued To	# Options	Dated	Expire	Strike Price	Expired	Exercised
Consultant	25,000	8/26/2021	8/26/2024	$15.00 per share	N	N
T. Armes	50,000	10/14/2021	10/14/2023	$15.00 per share	N	N

Schedule of warrants outstanding

The following table summarizes the activity of options and warrants issued and outstanding as of and for the three months ended

April 30, 2022:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2022	75,000	$15.00	360,550	$12.64
Granted	—	—	310,000	15.00
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at April 30, 2022	75,000	$15.00	670,550	$13.17

The following table summarizes the activity of options and warrants issued and outstanding as of and for the year ended January 31, 2022 and 2021:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2020	—	$—	0.14	$2252.200
Granted	—	—	95,550	4.20
Exercised	—	—	—	—
Forfeited and canceled	—	—	(0.14)	(2252.200)
Outstanding at January 31, 2021	—	$—	95,550	$4.20
Granted	75,000	15.00	265,000	15.70
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at January 31, 2022	75,000	$15.00	360,550	$12.64